INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure Tables [Abstract]
INCOME TAX DICLOSURE

NOTE 31: INCOME TAX (EXPENSE) / BENEFIT

The allocation of income / (loss) before income tax between domestic and foreign is as follows:

	2011	2012	2013

	(EUR in millions)

Income / (loss) before income tax domestic	(14,423)	(3,041)	(664)
Income / (loss) before income tax foreign	375	693	900
	(14,048)	(2,348)	236

The significant components of the income tax/(expense) for the years ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

	(EUR in millions)
Income tax (expense):
Current tax expense domestic	(46)	(34)	(31)
Current tax expense foreign	(107)	(171)	(102)
Deferred tax (expense)/benefit domestic	(308)	(19)	51
Deferred tax (expense)/benefit foreign	2	55	(85)
Total income tax (expense)	(459)	(169)	(167)
The allocation of income before income tax between domestic and foreign is presented in Note 39.

The differences between the nominal statutory income tax and the effective income tax are summarized as follows:

	2011	2012	2013

	(EUR in millions)
Income tax calculated based on statutory income tax rate of 26% (2011: 20% and 2012: 20%)	(2,810)	(470)	61
Effect of tax exempt income	(18)	(58)	(160)
Effect of different tax rates in other countries	11	(21)	(37)
Non deductible expenses	121	51	50
Statutory revaluation of fixed assets	-	(10)	11
Effect of change in income tax rate	10	-	(1,069)
Valuation allowance for deferred tax assets	3,115	658	1,297
Non-offsettable income taxes with current year income taxes	13	14	1
Income tax audit settlement	8	6	(7)
Other	9	(1)	20
Income tax expense / (benefit)	459	169	167

In 2011, the increase in the effect on taxes of the expenses non-deductible for tax purposes is mainly due to the impairment of goodwill of investments in subsidiaries (see Note 14).

The significant components of deferred income tax assets and liabilities at December 31 comprised:

	2012	2013

	(EUR in millions)
Deferred Tax Assets:
Allowance for loan losses	813	1,299
Mark to market valuation of securities and derivatives	597	597
Pension and other post retirement benefits	88	92
Insurance reserves	84	143
Revaluation of land and buildings	150	168
Intangibles recognized upon acquisition and other assets	-	1
Tax free reserves	-	11
Tax loss carried forward	370	490
Other	188	302
PSI tax losses	1,835	2,303
Gross deferred tax assets	4,125	5,406
Deferred tax assets / liabilities for netting	(167)	(79)
Net deferred tax assets	3,958	5,327
Valuation allowance for deferred tax assets	(3,788)	(5,085)
Net deferred tax assets after valuation allowance	170	242

Deferred Tax Liabilities:
Allowance for loan losses	(36)	(32)
Mark to market valuation of securities and derivatives	(47)	(20)
Pension and other post retirement benefits	(1)	-
Revaluation of land and buildings	(1)	(1)
Intangibles recognized upon acquisition and other assets	(37)	(32)
Tax free reserves	(92)	(94)
Other	(17)	(21)
Gross deferred tax liabilities	(231)	(200)
Deferred tax liabilities / assets for netting	167	79
Net deferred tax liabilities	(64)	(121)

(EUR in
Year	millions)
2014	52
2015	756
2016	22
2017	855
2018	204
2019	40
2020	18
Unlimited	6
Total	1,953

Reconciliation of the Change in Unrecognized Tax Benefits
	2011	2012	2013

	(EUR in millions)
Balance, at beginning of year	11	11	10
Reductions related to positions taken during prior years	-	(1)	(7)
Balance, at end of year	11	10	3

Company	Open tax years
National Bank of Greece S.A.	2009-2010 & 2012-2013
NBG London Branch (United Kingdom)	2011-2013
Finansbank A.S. (Turkey)	2008 & 2010-2013
United Bulgarian Bank A.D.-Sofia (Bulgaria)	2010-2013
Vojvodjanska Banka A.D. Novi Sad (Serbia)	2005-2013
Banca Romaneasca S.A. (Romania)	2008-2013
NBG Securities S.A. (Greece)	2009-2010&2012-2013
NBG Asset Management Mutual Funds S.A. (Greece)	2009-2010&2012-2013
Ethniki Leasing S.A. (Greece)	2010&2012-2013
Ethniki Hellenic General Insurance S.A. (Greece)	2010&2012-2013